Schedule of Payments To Repay Principal Balance (Details) - Promissory Notes [Member] - Recast [Member]	Jan. 31, 2022 USD ($)
Debt Instrument [Line Items]
Long-Term Debt, Maturity, Year One	$ 34,776,937
Long-Term Debt, Maturity, Year Two
Long-Term Debt, Maturity, Year Three
Long-Term Debt, Maturity, Year Four
Long-Term Debt, Maturity, Year Five
Long-Term Debt	$ 34,776,937